Inventories	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Inventories

9. Inventories:

As of June 30, 2025 and 2024, the Company’s inventory is comprised of development costs related to projects in the development pipeline.

	June 30, 2025	June 30, 2024
Beginning of the year	$6,531	$449
Development costs	25,641	6,903
Cost of goods sold	(23,633)	(338)
Project cancellations	(56)	(496)
Foreign currency impact	518	13
End of the year	$9,001	$6,531